Class K [Member] Performance Management - Class K [Member] - BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The performance information for periods prior to January 25, 2018, the commencement of operations of Class K Shares, shows the performance of the Fund’s Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares are invested in the same portfolio of securities and performance would differ only to the extent that Institutional Shares and Class K Shares have different expenses. The actual returns of Class K Shares would have been higher than those of Institutional Shares because Class K Shares have lower expenses than Institutional Shares. The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index and a customized weighted index comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%), the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (20%), and the Bloomberg Municipal Index Taxable Bonds Total Return Index Value (5%) (the “Customized Reference Benchmark”). The Customized Reference Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index and a customized weighted index comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%), the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (20%), and the Bloomberg Municipal Index Taxable Bonds Total Return Index Value (5%) (the “Customized Reference Benchmark”). The Customized Reference Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS BlackRock Strategic Municipal Opportunities Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 7.70% (quarter ended December 31, 2023) and the lowest return for a quarter was -7.42% (quarter ended March 31, 2020). The year-to-date return as of June 30, 2026 was 3.32%.

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	http://www.blackrock.com
Performance Availability Phone [Text]	800-882-0052
Class K Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(7.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020